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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 3/31/2011
                                                           ----------
                 Check here if Amendment [ ]: Amendment Number:
                                                                   ----------
                        This Amendment (Check only one):
                           [ ] is a restatement
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Netols Asset Management, Inc.
          ----------------------------------------------
Address:  1045 W. Glen Oaks Lane, Suite 202
          ----------------------------------------------
          Mequon, WI 53092
          ----------------------------------------------

Form 13F File Number 28-12202

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:     Jeffrey W. Netols
          --------------------------
Title:    President
          --------------------------
Phone:    262-240-2930
          --------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Netols
--------------------------------
(Signature)
Mequon, WI
--------------------------------
(City, State)
May 10, 2011
--------------------------------

Report Type (Check only one):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
                0
     ------------

Form 13F Information Table Entry Total:
               73
     ------------

Form 13F Information Table Value Total:
          964,155 (thousands)
     ------------


List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

     None

                           FORM 13F INFORMATION TABLE
                                   3/31/2011

              NAME              TITLE                  VALUE      SHARES/   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
            OF ISSUER          OF CLASS   CUSIP      (X$1,000)   PRINCIPAL  PRN CALL DISCRETION MANAGERS   SOLE      SHARED   NONE
----------------------------- --------- ---------  ---------- ------------- --- ---- ---------- -------- ----------- ------ --------
AARON'S INC                   COM PAR
                                $0.50   002535300     13,443      530,077   SH         SOLE                  474,638          55,439
ACTUANT CORP                  CL A NEW  00508x203     11,315      390,185   SH         SOLE                  349,552          40,633
ADVANCED ENERGY INDS             COM    007973100     10,511      642,895   SH         SOLE                  575,730          67,165
ALEXANDER & BALDWIN INC          COM    014482103     13,237      289,971   SH         SOLE                  259,695          30,276
AMERICAN CAMPUS CMNTYS INC       COM    024835100      9,703      294,016   SH         SOLE                  264,225          29,791
AMERICAN SCIENCE & ENGR INC      COM    029429107      9,370      101,449   SH         SOLE                   90,816          10,633
ANNTAYLOR STORES CORP            COM    036115103     20,105      690,667   SH         SOLE                  618,795          71,872
ARBITRON INC                     COM    03875Q108     11,306      282,447   SH         SOLE                  252,788          29,659
ASTORIA FINL CORP                COM    046265104      8,861      616,600   SH         SOLE                  551,910          64,690
BANK HAWAII CORP                 COM    062540109     11,380      237,985   SH         SOLE                  212,979          25,006
BILL BARRETT CORP                COM    06846N104     13,439      336,745   SH         SOLE                  301,674          35,071
CACI INTL INC                   CL A    127190304     17,159      279,824   SH         SOLE                  250,621          29,203
CAPELLA EDUCATION COMPANY        COM    139594105      8,740      175,541   SH         SOLE                  157,273          18,268
CARPENTER TECHNOLOGY CORP        COM    144285103     13,836      323,961   SH         SOLE                  290,334          33,627
CARTER INC                       COM    146229109     13,573      474,091   SH         SOLE                  424,341          49,750
CEDAR SHOPPING CTRS INC        COM NEW  150602209      6,980    1,157,547   SH         SOLE                1,035,910         121,637
CHEESECAKE FACTORY INC           COM    163072101     12,431      413,128   SH         SOLE                  370,064          43,064
CIBER INC                        COM    17163B102        974      145,319   SH         SOLE                  129,729          15,590
COMMERCIAL VEH GROUP INC         COM    202608105     10,126      567,591   SH         SOLE                  508,311          59,280
COMMUNITY BK SYS INC             COM    203607106      6,876      283,333   SH         SOLE                  253,813          29,520
COMPASS MINERALS INTL INC        COM    20451N101     18,994      203,077   SH         SOLE                  182,001          21,076
DOMINOS PIZZA INC                COM    25754A201     15,160      822,560   SH         SOLE                  736,500          86,060
DREAMWORKS ANIMATION SKG INC    CL A    26153C103      9,660      345,880   SH         SOLE                  309,840          36,040
ENTEGRIS INC                     COM    29362U104     16,772    1,910,260   SH         SOLE                1,709,675         200,585
ETHAN ALLEN INTERIORS INC        COM    297602104     11,417      521,347   SH         SOLE                  466,986          54,361
FAIR ISAAC CORP                  COM    303250104     17,498      553,544   SH         SOLE                  496,078          57,466
FAIRCHILD SEMICONDUCTOR
INTL                             COM    303726103     17,221      946,219   SH         SOLE                  847,905          98,314
FELCOR LODGING TR INC            COM    31430F101     10,716    1,748,099   SH         SOLE                1,565,031         183,068
FERRO CORP                       COM    315405100     12,531      755,318   SH         SOLE                  676,175          79,143
FIRST INDUSTRIAL REALTY
TRUST INC                        COM    32054K103     15,525    1,305,686   SH         SOLE                1,170,386         135,300
FIRST MIDWEST BANCORP DEL        COM    320867104      6,418      544,372   SH         SOLE                  487,545          56,827
FOREST OIL CORP                COM PAR
                                $0.01   346091705      7,012      185,352   SH         SOLE                  166,683          18,669
GARDNER DENVER INC               COM    365558105     16,809      215,416   SH         SOLE                  192,987          22,429
GENESEE & WYO INC               CL A    371559105     17,836      306,466   SH         SOLE                  274,589          31,877
GENTIVA HEALTH SERVICES INC      COM    37247A102     14,245      508,202   SH         SOLE                  455,272          52,930
GIBRALTAR INDS INC               COM    374689107      6,055      507,529   SH         SOLE                  454,321          53,208
GLACIER BANCORP INC NEW          COM    37637Q105     11,056      734,593   SH         SOLE                  657,774          76,819
HAEMONETICS CORP                 COM    405024100     11,633      177,490   SH         SOLE                  159,106          18,384
HANOVER INS GROUP INC            COM    410867105     12,191      269,413   SH         SOLE                  241,378          28,035
HARMONIC INC                     COM    413160102     12,896    1,374,875   SH         SOLE                1,230,947         143,928
MILLER HERMAN INC                COM    600544100     10,667      388,018   SH         SOLE                  348,164          39,854
IDEX CORP                        COM    45167R104     11,513      263,753   SH         SOLE                  235,975          27,778
INTEGRATED DEVICE
TECHNOLOGY                       COM    458118106     13,399    1,816,848   SH         SOLE                1,626,688         190,160
ION GEOPHYSICAL CORP             COM    462044108     16,909    1,332,463   SH         SOLE                1,194,032         138,431
KANSAS CITY SOUTHERN           COM NEW  485170302     12,279      225,507   SH         SOLE                  202,222          23,285
LIFEPOINT HOSPITALS INC          COM    53219L109     11,645      289,690   SH         SOLE                  259,466          30,224
MAGELLAN HEALTH SVCS INC       COM NEW  559079207      9,948      202,690   SH         SOLE                  181,698          20,992
MERIT MED SYS INC                COM    589889104     15,571      793,627   SH         SOLE                  714,015          79,612
MGIC INVT CORP WIS               COM    552848103      8,606      968,052   SH         SOLE                  866,908         101,144
MID-AMER APT CMNTYS INC          COM    59522J103     16,369      254,973   SH         SOLE                  228,461          26,512
MODINE MFG CO                    COM    607828100     14,005      867,735   SH         SOLE                  777,303          90,432
NORTH AMERN ENERGY PARTNERS      COM    656844107     11,239      911,504   SH         SOLE                  816,068          95,436
OLD NATL BANCORP IND             COM    680033107     10,854    1,012,496   SH         SOLE                  906,453         106,043
PROSPERITY BANCSHARES INC        COM    743606105     13,600      317,991   SH         SOLE                  284,833          33,158
PSS WORLD MED INC                COM    69366A100     16,178      596,716   SH         SOLE                  534,614          62,102
ROBBINS & MYERS INC              COM    770196103     18,554      403,439   SH         SOLE                  361,062          42,377
SPARTECH CORP                  COM NEW  847220209      6,063      836,214   SH         SOLE                  748,874          87,340
SUN COMMUNITIES INC              COM    866674104     21,491      602,827   SH         SOLE                  539,798          63,029
SUNOPTA INC                      COM    8676EP108     10,886    1,465,120   SH         SOLE                1,315,619         149,501
SUNRISE SENIOR LIVING INC        COM    86768K106     23,106    1,936,775   SH         SOLE                1,735,061         201,714
SUPERIOR ENERGY SVS INC          COM    868157108     18,957      462,376   SH         SOLE                  413,823          48,553
TEKELEC                          COM    879101103      4,824      594,018   SH         SOLE                  530,096          63,922
TENNECO INC                      COM    880349105     16,210      381,862   SH         SOLE                  342,044          39,818
TITAN INTL INC ILL               COM    88830M102     18,328      688,768   SH         SOLE                  617,039          71,729
TRACTOR SUPPLY CO                COM    892356106     21,778      363,819   SH         SOLE                  325,941          37,878
TREEHOUSE FOODS INC              COM    89469A104     17,831      313,531   SH         SOLE                  280,965          32,566
UNITED NAT FOODS INC             COM    911163103     16,209      361,639   SH         SOLE                  324,142          37,497
UNITED RENTALS INC               COM    911363109     19,709      592,203   SH         SOLE                  530,272          61,931
U S PHYSICAL THERAPY INC         COM    90337L108     10,816      484,132   SH         SOLE                  432,888          51,244
WABTEC CORP                      COM    929740108     16,570      244,288   SH         SOLE                  218,789          25,499
WEBSTER FINL CORP                COM    947890109      8,597      401,168   SH         SOLE                  359,343          41,825
WESTAMERICA BANCORPORATION       COM    957090103     10,945      213,052   SH         SOLE                  190,825          22,227
WHITING PETE CORP NEW            COM    966387102     25,489      347,030   SH         SOLE                  310,910          36,120

TOTAL                                                964,155   43,103,394                                 38,608,768     0 4,494,626
                                                   ========== ============                               ============ ==== =========